Financial Instruments - Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	12 Months Ended
	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 SGD ($) AUD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 SGD ($) AUD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Disclosure Of Financial Instruments [Abstract]
Financial assets, Foreign Currencies	$ 2,312,357	$ 2,312,357	$ 837,336	$ 837,336	$ 2,616,802	$ 2,418,022
Financial assets, Exchange Rate	0.7461	0.6820	0.7411	0.7263
Financial assets, Carrying Amount	$ 1,725,279	$ 1,725,279	$ 620,563	$ 620,563	$ 1,784,606	$ 1,756,130
Financial liabilities, Foreign Currencies	$ 16,298,191	16,298,191	$ 15,649,526	15,649,526
Financial liabilities, Exchange Rate	0.7461		0.7411
Financial Liabilities, Carrying Amount	$ 12,160,288	$ 12,160,288	$ 11,598,118	$ 11,598,118